Liquidity, Capital Resources and Going Concern	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Liquidity Capital Resources And Going Concern
Liquidity, Capital Resources and Going Concern

Note 2—Liquidity, Capital Resources and Going Concern

The Company’s primary sources of liquidity have been cash from financing activities. For the three and six months ended March 31, 2026, net loss was $12,910,093 and $19,846,008, respectively. Cash used in operating activities was $8,790,770 for the six months ended March 31, 2026. The Company had an accumulated deficit of $34,954,914 as of March 31, 2026. As of March 31, 2026, working capital deficit was $21,939,175 and cash was $14,255,720.

The Company received proceeds of approximately $23,846 as a result of the Reverse Acquisition in September 2025, after giving effect to stockholder redemptions and payment of transaction expenses in connection with the Reverse Acquisition. The Company received an additional $308,000 pursuant to the Securities Purchases agreement entered into on July 15, 2025 and $5,000,000 pursuant to the convertible promissory note agreements issued under the Standby Equity Purchase Agreement referenced below.

On July 25, 2025, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership (the “Investor”) pursuant to which the Company has the right to sell to the Investor up to $50 million of its shares of common stock, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA, from time to time during the term of the SEPA. The Company received proceeds of $1,760,761 from draw down during the six months ended March 31, 2026.

The Company also received net proceed of $16,975,000 for loan issued during the six months ended March 31, 2026 (See Note 13) and $850,000 from the issuance of convertible notes for the same periods.

The Company’s future capital requirements will depend on many factors, including the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional equity. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all.

Going Concern Evaluation

Ordinarily, conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern relate to the entity’s ability to meet its obligations as they become due. The Company evaluated its ability to meet its obligations as they become due within one year from the date that the unaudited condensed consolidated financial statements are issued by considering the following:

On April 8, 2025, with an effective date of March 31, 2025 and as amended on May 20, 2026, the Company entered into a Funding Support Agreement with Stanley Hills, LLC (“Stanley Hills”), the principal shareholder of VisionWave Technologies. Pursuant to the agreement, Stanley Hills irrevocably and unconditionally committed to provide financial support to the Company, sufficient to fund the working capital needs through May 20, 2027. The funding may be provided by Stanley Hills in the form of direct payments to third parties, advances or intercompany loans, or capital contributions, as mutually determined by the parties. Unless otherwise agreed in writing, any such advances will be non-interest bearing and repayable only at such time as determined by the Board of Directors, and only to the extent such repayment would not impair the Company’s liquidity or ability to continue as a going concern. The agreement may not be terminated by Stanley Hills prior to the twelve-month period from the date of release of the unaudited condensed consolidated financial statement.

Management has determined that the agreement with Stanley Hills, cash receipts from customer arrangements, resource reallocation initiatives, additional insider investments and financing, along with its existing cash and committed affiliated support related combinations alleviated the risk about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance of the unaudited condensed consolidated financial statements.

Note 2—Liquidity, Capital Resources and Going Concern

The Company’s primary sources of liquidity have been cash from financing activities. The Company had an accumulated deficit of $15,108,906 as of September 30, 2025. As of September 30, 2025, working capital deficit was $11,795,728 and cash was $2,284,933.

The Company received proceeds of approximately $23,846 as a result of the Reverse Acquisition in September 2025, after giving effect to stockholder redemptions and payment of transaction expenses in connection with the Reverse Acquisition. The Company received an additional $308,000 pursuant to the Securities Purchases agreement entered into on February 15, 2025 and $5,000,000 pursuant to the convertible promissory note agreements issued under the Standby Equity Purchase Agreement referenced below. The Company’s future capital requirements will depend on many factors, including the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional equity. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all.

On July 25, 2025, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership (the “Investor”) pursuant to which the Company has the right to sell to the Investor up to $50 million of its shares of common stock, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA, from time to time during the term of the SEPA.

Going Concern Evaluation

Ordinarily, conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern relate to the entity’s ability to meet its obligations as they become due. The Company evaluated its ability to meet its obligations as they become due within one year from the date that the financial statements are issued by considering the following:

On April 8, 2025, with an effective date of March 31, 2025, the Company entered into a Funding Support Agreement with Stanley Hills, LLC (“Stanley Hills”), the principal shareholder of VisionWave Technologies. Pursuant to the agreement, Stanley Hills irrevocably and unconditionally committed to provide financial support to the Company, sufficient to fund the working capital needs through December 29, 2026. The funding may be provided by Stanley Hills in the form of direct payments to third parties, advances or intercompany loans, or capital contributions, as mutually determined by the parties. Unless otherwise agreed in writing, any such advances will be non-interest bearing and repayable only at such time as determined by the Board of Directors, and only to the extent such repayment would not impair the Company’s liquidity or ability to continue as a going concern. The agreement may not be terminated by Stanley Hills prior to the twelve-month period from the date of release of the financial statement.

Management has determined that the agreement with Stanley Hills, cash receipts from customer arrangements, resource reallocation initiatives, additional insider investments and financing, along with its existing cash and committed affiliated support related combinations alleviated the risk about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance of the financial statements.